Risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exposure [Abstract]
Commercial and industrial	R$ 146,293,616	R$ 140,619,110	R$ 140,992,900
Real Estate Credit - construction	36,515,352	34,808,681	36,650,011
Individual loans	137,287,593	110,512,978	88,701,763
Leasing	R$ 1,836,629	R$ 1,888,444	R$ 2,092,882
Probability of default
Commercial and industrial	8.00%
Real Estate Credit - construction	4.00%
Individual loans	8.00%
Leasing	5.00%
Default loss
Commercial and industrial	42.00%
Real Estate Credit - construction	12.00%
Individual loans	64.00%
Leasing	32.00%